Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, to be issued under the 2025 Omnibus Equity Incentive Plan
Amount Registered | shares	8,000,000
Maximum Aggregate Offering Price	$ 960,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 146.98
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.

(2) (3)

Represents Common Shares reserved for future issuance under the Company’s 2025 Omnibus Equity Incentive Plan.

Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low sales price per Common Share on September 9, 2025, as reported on the OTCID.